UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 99.2%
	COMMON STOCKS - 99.2% (5)
	Aerospace & Defense - 3.0%
35,336	Boeing Company	$ 4,434,315
43,374	Honeywell International Inc.	4,023,372
31,820	Raytheon Company	3,143,498
35,076	United Technologies Corporation	4,098,280
	Total Aerospace & Defense	15,699,465
	Air Freight & Logistics - 0.7%
38,709	United Parcel Service, Inc., Class B	3,769,482
	Airlines - 0.0%
3,957	United Continental Holdings, Inc., (2)	176,601
	Auto Components - 0.1%
30,296	Cooper Tire & Rubber Company	736,193
	Automobiles - 0.8%
174,749	Ford Motor Company	2,726,084
8,800	General Motors Company	302,896
16,861	Harley-Davidson, Inc.	1,123,111
	Total Automobiles	4,152,091
	Banks - 6.2%
399,348	Bank of America Corporation	6,868,786
110,500	Citigroup Inc.	5,259,800
33,724	Comerica Incorporated	1,746,903
16,998	HSBC Holdings PLC, Sponsored ADR	864,008
132,014	JP Morgan Chase & Co.	8,014,570
17,184	PNC Financial Services Group, Inc.	1,495,008
170,506	Wells Fargo & Company	8,480,968
	Total Banks	32,730,043
	Beverages - 2.4%
156,685	Coca-Cola Company	6,057,442
14,723	Monster Beverage Corporation, (2)	1,022,512
71,169	PepsiCo, Inc.	5,942,612
	Total Beverages	13,022,566
	Biotechnology - 2.4%
40,799	Amgen Inc.	5,032,149
4,900	Biogen Idec Inc., (2)	1,498,763
22,053	Celgene Corporation, (2)	3,078,599
47,374	Gilead Sciences, Inc., (2)	3,356,922
	Total Biotechnology	12,966,433
	Building Products - 0.2%
4,369	Allegion PLC	227,931
42,748	Masco Corporation	949,433
	Total Building Products	1,177,364
	Capital Markets - 2.1%
71,592	Charles Schwab Corporation	1,956,609
17,474	Goldman Sachs Group, Inc.	2,863,115
35,138	Legg Mason, Inc.	1,723,168
49,244	Morgan Stanley	1,534,935
38,635	Waddell & Reed Financial, Inc., Class A	2,844,309
	Total Capital Markets	10,922,136
	Chemicals - 2.6%
48,008	Dow Chemical Company	2,332,709
42,638	E.I. Du Pont de Nemours and Company	2,861,010
28,457	Eastman Chemical Company	2,453,278
21,559	Monsanto Company	2,452,767
49,316	Olin Corporation	1,361,615
60,403	RPM International, Inc.	2,527,262
	Total Chemicals	13,988,641
	Commercial Services & Supplies - 0.6%
3,549	Deluxe Corporation	186,216
40,642	Pitney Bowes Inc.	1,056,286
16,031	R.R. Donnelley & Sons Company	286,955
35,497	Waste Management, Inc.	1,493,359
	Total Commercial Services & Supplies	3,022,816
	Communications Equipment - 2.0%
14,156	ADTRAN, Inc.	345,548
3,408	Ciena Corporation, (2)	77,498
213,578	Cisco Systems, Inc.	4,786,283
11,034	JDS Uniphase Corporation, (2)	154,476
21,303	Motorola Solutions Inc.	1,369,570
50,347	QUALCOMM, Inc.	3,970,364
	Total Communications Equipment	10,703,739
	Consumer Finance - 0.7%
23,246	American Express Company	2,092,837
28,647	Discover Financial Services	1,666,969
	Total Consumer Finance	3,759,806
	Containers & Packaging - 0.6%
3,177	Avery Dennison Corporation	160,979
37,972	Packaging Corp. of America	2,672,090
5,718	Sonoco Products Company	234,552
	Total Containers & Packaging	3,067,621
	Distributors - 0.3%
18,274	Genuine Parts Company	1,587,097
	Diversified Consumer Services - 0.0%
7,623	Apollo Group, Inc., (2)	261,012
	Diversified Financial Services - 1.0%
3,400	Berkshire Hathaway Inc., Class B, (2)	424,898
33,950	CME Group, Inc.	2,512,640
6,934	IntercontinentalExchange Group Inc.	1,371,753
39,312	Leucadia National Corporation	1,100,736
	Total Diversified Financial Services	5,410,027
	Diversified Telecommunication Services - 2.4%
136,215	AT&T Inc.	4,777,060
20,819	CenturyLink Inc.	683,696
248,097	Frontier Communications Corporation	1,414,153
114,570	Verizon Communications Inc.	5,450,095
18,198	Windstream Holdings Inc.	149,952
	Total Diversified Telecommunication Services	12,474,956
	Electric Utilities - 1.0%
14,367	Duke Energy Corporation	1,023,218
27,323	Great Plains Energy Incorporated	738,814
38,092	OGE Energy Corp.	1,400,262
80,800	Pepco Holdings, Inc.	1,654,784
15,004	Southern Company	659,276
	Total Electric Utilities	5,476,354
	Electrical Equipment - 0.7%
28,305	Emerson Electric Company	1,890,774
14,553	Rockwell Automation, Inc.	1,812,576
	Total Electrical Equipment	3,703,350
	Electronic Equipment, Instruments & Component - 0.2%
63,957	Corning Incorporated	1,331,585
	Energy Equipment & Services - 2.0%
4,164	Diamond Offshore Drilling, Inc.	203,037
18,452	Ensco PLC - Sponsored ADR	973,897
53,264	Halliburton Company	3,136,717
8,300	Patterson-UTI Energy, Inc.	262,944
51,027	Schlumberger Limited	4,975,133
16,157	Tidewater Inc.	785,553
	Total Energy Equipment & Services	10,337,281
	Food & Staples Retailing - 1.5%
39,079	CVS Caremark Corporation	2,925,454
38,696	SUPERVALU INC., (2)	264,681
59,540	Wal-Mart Stores, Inc.	4,550,642
	Total Food & Staples Retailing	7,740,777
	Food Products - 1.1%
37,375	Kraft Foods Inc.	2,096,738
112,127	Mondelez International Inc.	3,873,988
	Total Food Products	5,970,726
	Gas Utilities - 0.7%
21,816	AGL Resources Inc.	1,068,111
12,516	Atmos Energy Corporation	589,879
22,995	National Fuel Gas Company	1,610,570
9,629	One Gas Inc., (2)	345,970
	Total Gas Utilities	3,614,530
	Health Care Equipment & Supplies - 1.7%
72,041	Abbott Laboratories	2,774,299
4,460	Hologic Inc., (2)	95,890
3,342	Intuitive Surgical, Inc., (2)	1,463,763
78,706	Medtronic, Inc.	4,843,567
	Total Health Care Equipment & Supplies	9,177,519
	Health Care Providers & Services - 2.4%
6,002	Aetna Inc.	449,970
6,901	Brookdale Senior Living Inc., (2)	231,253
33,153	Express Scripts Holding Company, (2)	2,489,459
13,578	HCA Holdings Inc., (2)	712,845
1,116	Henry Schein Inc., (2)	133,217
39,267	Kindred Healthcare Inc.	919,633
64,438	UnitedHealth Group Incorporated	5,283,272
23,874	WellPoint Inc.	2,376,657
	Total Health Care Providers & Services	12,596,306
	Health Care Technology - 0.0%
228	Cerner Corporation, (2)	12,825
	Hotels, Restaurants & Leisure - 1.0%
22,200	Carnival Corporation	840,492
42,761	International Game Technology	601,220
2,272	Interval Leisure Group Inc.	59,390
39,308	McDonald’s Corporation	3,853,363
	Total Hotels, Restaurants & Leisure	5,354,465
	Household Durables - 0.7%
2,893	Garmin Limited	159,867
64,653	Newell Rubbermaid Inc.	1,933,125
1,285	Tupperware Corporation	107,632
10,604	Whirlpool Corporation	1,584,874
	Total Household Durables	3,785,498
	Household Products - 2.0%
29,756	Colgate-Palmolive Company	1,930,272
11,711	Kimberly-Clark Corporation	1,291,138
90,419	Procter & Gamble Company	7,287,771
	Total Household Products	10,509,181
	Industrial Conglomerates - 2.5%
34,969	3M Co.	4,743,895
323,504	General Electric Company	8,375,519
57	Siemens AG, Sponsored ADR	7,704
	Total Industrial Conglomerates	13,127,118
	Insurance - 2.6%
47,749	Allstate Corporation	2,701,638
4,100	American International Group, Inc.	205,041
8,871	Arthur J. Gallagher & Co.	422,082
25,143	Fidelity National Title Group Inc., Class A	790,496
20,464	Hartford Financial Services Group, Inc.	721,765
13,665	Kemper Corporation	535,258
41,871	Lincoln National Corporation	2,121,604
63,707	Marsh & McLennan Companies, Inc.	3,140,755
34,285	Travelers Companies, Inc.	2,917,654
	Total Insurance	13,556,293
	Internet & Catalog Retail - 1.7%
14,883	Amazon.com, Inc., (2)	5,008,427
8,921	FTD Companies Inc., (2)	283,777
3,103	Hosting Site Network, Inc.	185,342
2,786	The Priceline Group Inc., (2)	3,320,606
	Total Internet & Catalog Retail	8,798,152
	Internet Software & Services - 3.1%
10,937	Akamai Technologies, Inc., (2)	636,643
5,616	Conversant Inc., (2)	158,090
24,425	eBay Inc., (2)	1,349,237
41,527	Facebook Inc., Class A Shares, (2)	2,501,586
8,710	Google Inc., Class A, (2)	9,707,380
6,372	United Online, Inc.	73,660
10,002	VeriSign, Inc., (2)	539,208
46,124	Yahoo! Inc., (2)	1,655,852
	Total Internet Software & Services	16,621,656
	IT Services - 3.6%
1,600	Alliance Data Systems Corporation, (2)	435,920
34,359	Automatic Data Processing, Inc.	2,654,576
34,398	Cognizant Technology Solutions Corporation, Class A, (2)	1,740,883
32,696	Fidelity National Information Services, Inc.	1,747,601
23,813	International Business Machines Corporation	4,583,764
54,611	MasterCard, Inc.	4,079,442
42,671	Paychex, Inc.	1,817,785
10,058	Visa Inc.	2,171,120
	Total IT Services	19,231,091
	Leisure Products - 0.4%
14,706	Polaris Industries Inc.	2,054,575
	Machinery - 2.4%
14,537	Caterpillar Inc.	1,444,542
14,523	Cummins Inc.	2,163,782
15,053	Deere & Company	1,366,812
13,600	Graco Inc.	1,016,464
13,107	Ingersoll Rand Company Limited, Class A	750,245
16,893	Parker Hannifin Corporation	2,022,261
11,767	Snap-on Incorporated	1,335,319
5,979	SPX Corporation	587,795
12,948	Stanley Black & Decker Inc.	1,051,896
12,000	Timken Company	705,360
	Total Machinery	12,444,476
	Media - 3.4%
37,547	CBS Corporation, Class B	2,320,405
86,888	Comcast Corporation, Class A	4,346,138
6,400	Dish Network Corporation, Class A, (2)	398,144
39,613	New York Times, Class A	678,175
2,025	News Corporation, Class B Shares, (2)	33,818
33,972	Omnicom Group, Inc.	2,466,367
113,479	Regal Entertainment Group, Class A	2,119,788
72,272	Walt Disney Company (The)	5,786,819
	Total Media	18,149,654
	Metals & Mining - 0.7%
88,284	Alcoa Inc.	1,136,215
8,274	Freeport-McMoRan Copper & Gold, Inc.	273,621
6,726	Newmont Mining Corporation	157,657
24,595	Nucor Corporation	1,243,031
32,749	Southern Copper Corporation	953,323
	Total Metals & Mining	3,763,847
	Multiline Retail - 1.1%
4,000	Family Dollar Stores, Inc.	232,040
36,680	Macy’s, Inc.	2,174,757
25,718	Nordstrom, Inc.	1,606,089
8,076	Sears Holding Corporation, (2)	385,710
22,023	Target Corporation	1,332,612
	Total Multiline Retail	5,731,208
	Multi-Utilities - 1.5%
40,212	Ameren Corporation	1,656,734
22,660	Consolidated Edison, Inc.	1,215,709
30,824	Integrys Energy Group, Inc.	1,838,652
15,734	Northwestern Corporation	746,264
60,347	Public Service Enterprise Group Incorporated	2,301,635
	Total Multi-Utilities	7,758,994
	Oil, Gas & Consumable Fuels - 8.4%
9,051	Cenovus Energy Inc.	262,117
61,726	Chevron Corporation	7,339,839
55,090	ConocoPhillips	3,875,582
39,168	CONSOL Energy Inc.	1,564,762
21,645	Continental Resources Inc., (2)	2,689,824
16,151	EnCana Corporation	345,308
20,469	EOG Resources, Inc.	4,015,404
148,894	Exxon Mobil Corporation	14,543,964
33,258	Occidental Petroleum Corporation	3,169,155
38,518	ONEOK, Inc.	2,282,192
38,405	Phillips 66	2,959,489
4,626	Total SA, Sponsored ADR	303,466
22,108	Valero Energy Corporation	1,173,935
	Total Oil, Gas & Consumable Fuels	44,525,037
	Pharmaceuticals - 6.5%
54,963	AbbVie Inc.	2,825,098
68,565	Bristol-Myers Squibb Company	3,561,952
41,183	Eli Lilly and Company	2,424,031
98,400	Johnson & Johnson	9,665,830
130,546	Merck & Co., Inc.	7,411,096
270,678	Pfizer Inc.	8,694,177
	Total Pharmaceuticals	34,582,184
	Professional Services - 0.1%
3,665	Manpower Inc.	288,912
6,949	Resources Connection, Inc.	97,911
	Total Professional Services	386,823
	Real Estate Investment Trust - 2.2%
87,010	Annaly Capital Management Inc.	954,500
39,521	Brandywine Realty Trust	571,474
25,456	CommonWealth REIT	669,493
55,131	CubeSmart	946,048
15,432	Health Care REIT, Inc.	919,747
47,225	Healthcare Realty Trust, Inc.	1,140,484
45,684	Hospitality Properties Trust	1,312,044
88,469	Lexington Corporate Properties Trust	965,197
27,077	Liberty Property Trust	1,000,766
17,263	Medical Properties Trust Inc.	220,794
28,311	MFA Mortgage Investments, Inc.	219,410
26,716	Senior Housing Properties Trust	600,309
25,238	Ventas Inc.	1,528,666
26,870	Weyerhaeuser Company	788,635
	Total Real Estate Investment Trust	11,837,567
	Road & Rail - 1.2%
17,765	Norfolk Southern Corporation	1,726,225
24,329	Union Pacific Corporation	4,565,580
	Total Road & Rail	6,291,805
	Semiconductors & Semiconductor Equipment - 2.6%
25,275	Analog Devices, Inc.	1,343,114
89,320	Applied Materials, Inc.	1,823,914
21,444	Broadcom Corporation, Class A	675,057
207,463	Intel Corporation	5,354,620
12,846	Intersil Holding Corporation, Class A	165,970
3,087	Lam Research Corporation, (2)	169,785
24,776	Microchip Technology Incorporated	1,183,302
27,856	NVIDIA Corporation	498,901
51,579	Texas Instruments Incorporated	2,431,950
	Total Semiconductors & Semiconductor Equipment	13,646,613
	Software - 4.0%
23,572	Adobe Systems Incorporated, (2)	1,549,623
18,599	Autodesk, Inc., (2)	914,699
263,857	Microsoft Corporation	10,815,496
142,234	Oracle Corporation	5,818,793
34,306	Salesforce.com, Inc., (2)	1,958,530
	Total Software	21,057,141
	Specialty Retail - 2.4%
18,330	Abercrombie & Fitch Co., Class A	705,705
33,811	American Eagle Outfitters, Inc.	413,847
21,475	Best Buy Co., Inc.	567,155
7,749	CST Brands, Inc.	242,079
50,218	Home Depot, Inc.	3,973,750
23,638	L Brands, Inc.	1,341,929
48,776	Lowe’s Companies, Inc.	2,385,146
472	Ross Stores, Inc.	33,772
13,465	Tiffany & Co.	1,160,010
28,637	TJX Companies, Inc.	1,736,834
	Total Specialty Retail	12,560,227
	Technology Hardware, Storage & Peripherals - 3.6%
28,795	Apple, Inc.	15,455,423
102,600	EMC Corporation	2,812,266
22,059	Hewlett-Packard Company	713,829
	Total Technology Hardware, Storage & Peripherals	18,981,518
	Textiles, Apparel & Luxury Goods - 0.2%
15,064	VF Corporation	932,160
	Thrifts & Mortgage Finance - 0.3%
36,703	Hudson City Bancorp, Inc.	360,790
60,610	New York Community Bancorp Inc.	974,003
	Total Thrifts & Mortgage Finance	1,334,793
	Tobacco - 1.6%
97,022	Altria Group, Inc.	3,631,533
45,868	Philip Morris International	3,755,213
20,787	Reynolds American Inc.	1,110,442
5,364	Vector Group Ltd.	115,541
	Total Tobacco	8,612,729
	Wireless Telecommunication Services - 0.0%
5,500	USA Mobility Inc.	99,935
	Total Long-Term Investments (cost $317,505,057)	525,324,082

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 4.1%
$ 21,709	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $21,708,894, collateralized by $16,195,000 U.S. Treasury Bonds, 6.125%, due 11/15/27, value $22,146,663	0.000%	4/01/14	$ 21,708,894
	Total Short-Term Investments (cost $21,708,894)			21,708,894
	Total Investments (cost $339,213,951) - 103.3%			547,032,976
	Other Assets Less Liabilities - (3.3)% (3)			(17,649,515)
	Net Assets - 100%			$ 529,383,461

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(329)	S&P 500® Index	$ (61,687,500)	4/04/14	$1,875	$ (266,490)
(321)	S&P 500® Index	(59,224,500)	4/11/14	1,845	(1,072,140)
(317)	S&P 500® Index	(57,852,500)	4/19/14	1,825	(1,638,890)
(519)	S&P 500® Index	(96,015,000)	4/19/14	1,850	(1,647,825)
(322)	S&P 500® Index	(60,375,000)	4/19/14	1,875	(495,880)
(295)	S&P 500® Index	(54,575,000)	5/17/14	1,850	(1,261,125)
(322)	S&P 500® Index	(60,375,000)	5/17/14	1,875	(874,230)
(345)	S&P 500® Index	(65,550,000)	5/17/14	1,900	(517,500)
(2,770)	Total Options Written (premiums received $8,198,970)	$ (515,654,500)			$ (7,774,080)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 525,324,082	$ –	$ –	$ 525,324,082
Short-Term Investments:
Repurchase Agreements	–	21,708,894	–	21,708,894
Derivatives:
Options Written	(7,774,080)	–	–	(7,774,080)
Total	$ 517,550,002	$ 21,708,894	$ –	$ 539,258,896

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $339,626,174.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 235,589,585
Depreciation				(28,182,783)

Net unrealized appreciation (depreciation) of investments				$ 207,406,802

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014